Condensed Financial Information of the Parent Company (Details) - Schedule of balance sheets - Parent Company [Member] - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Investment in subsidiary		$ 2,214,085	$ 2,796,954
Deferred offering costs		1,306,313
Total assets		3,520,398	2,796,954
Due to related parties		1,098,413
Payable to pre-IPO advisory		600,000
Total current liabilities		1,698,413
TOTAL LIABILITIES		1,698,413
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Shares subscription receivables*	[1]	(1,200)	(1,200)
Additional paid-in capital		114,726	114,726
Statutory reserve		282,545	282,545
Retained earnings		1,563,563	2,335,046
Accumulated other comprehensive (loss) income		(138,849)	64,637
Total shareholders’ equity		1,821,985	2,796,954
Total liabilities and shareholders’ equity		3,520,398	2,796,954
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	821	821
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	$ 379	$ 379

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).